UNITED STATES

            SECURITIES AND EXCHANGE COMMISSION

                  Washington, D.C.  20549


                                                    FORM 13F


Form 13F Cover Page


Report For The Calendar Year of Quarter Ended:  12/31/06



Institutional Investment Manager Filing This Report:



Name:  Optimum Growth Advisors,  LLC
       ------------------------------

Address:  112 Washington Street

       ------------------------------

          Marblehead, MA  01945

       ------------------------------


          505 Park Avenue

       ------------------------------

          20th Floor

       ------------------------------

          New York, NY  10022

       ------------------------------



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all

information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists and tables, are considered integral parts of this form.



Person Signing on Behalf of Reporting Manager:



Name: 	Diane Christian

      --------------------------

Title: Managing Partner
      --------------------------

Phone:     212.888.5959

      --------------------------


Signature, Place and Date of Signing:


Diane Christian            New York, NY   02/13/07

-----------------------    -------------- ---------


REPORT TYPE:

[X]  13F HOLDINGS REPORT



               FORM 13F SUMMARY PAGE



REPORT SUMMARY:


Number of Other Included Managers:   0
                                                                  -------


Form 13F Information Table Entry Total:   49

                                        -------


Form 13F Information Table Value Total:  $128,140
                                                              --------
 (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101    23246   298290 SH       SOLE                   298290
ADOBE SYSTEMS                  COM              00724F101     2184    53103 SH       SOLE                    53103
AMERICAN EXPRESS CO COM        COM              025816109     2436    40154 SH       SOLE                    40154
AMERICAN INTL GROUP COM        COM              026874107     2044    28525 SH       SOLE                    28525
AMERIPRISE FINANCIAL INC.      COM              03076C106     2697    49486 SH       SOLE                    49486
AMGEN INC COM                  COM              031162100     2175    31845 SH       SOLE                    31845
APPLE COMPUTER                 COM              037833100     4592    54125 SH       SOLE                    54125
ATS MED INC COM                COM              002083103      103    50000 SH       SOLE                    50000
AUTODESK INC                   COM              052769106     2189    54102 SH       SOLE                    54102
BURLINGTON NRTHN SANTA COM     COM              12189T104     1847    25025 SH       SOLE                    25025
CASCADE BANCORP                COM              147154108      371    11953 SH       SOLE                    11953
CATERPILLAR INC DEL COM        COM              149123101     2631    42893 SH       SOLE                    42893
CBL & ASSOC PPTYS INC          COM              124830100      399     9200 SH       SOLE                     9200
CHEVRON TEXACO CORP            COM              166764100      419     5698 SH       SOLE                     5698
CHICAGO MERCANTILE EXCHANGE HO COM              167760107     2630     5160 SH       SOLE                     5160
CISCO SYS INC COM              COM              17275R102     6705   245326 SH       SOLE                   245326
CITIGROUP INC COM              COM              172967101     2532    45458 SH       SOLE                    45458
CONOCOPHILLIPS                 COM              20825C104     2430    33775 SH       SOLE                    33775
CVS CORP.                      COM              126650100     1648    53300 SH       SOLE                    53300
EMERSON ELEC CO COM            COM              291011104     2168    49180 SH       SOLE                    49180
EXXON MOBIL CORP.              COM              30231G102     1847    24104 SH       SOLE                    24104
FLUOR CORP.                    COM              343412102     1649    20200 SH       SOLE                    20200
GENENTECH INC                  COM              368710406     2839    34995 SH       SOLE                    34995
GENERAL ELEC CO COM            COM              369604103     3387    91033 SH       SOLE                    91033
GOLDMAN SACHS GROUP INC        COM              38141G104     4565    22901 SH       SOLE                    22901
GOOGLE                         COM              38259P508     2332     5065 SH       SOLE                     5065
JOHNSON & JOHNSON COM          COM              478160104     2295    34758 SH       SOLE                    34758
KEYCORP NEW COM                COM              493267108      456    12000 SH       SOLE                    12000
MCDONALDS CORP COM             COM              580135101     2250    50750 SH       SOLE                    50750
MICROSOFT CORP COM             COM              594918104     5335   178678 SH       SOLE                   178678
MONSANTO CO                    COM              61166w101     2402    45723 SH       SOLE                    45723
MOTOROLA INC COM               COM              620076109     1153    56075 SH       SOLE                    56075
NASDAQ STOCK MARKET INC.       COM              631103108     1058    34370 SH       SOLE                    34370
NORTHSTAR REALTY FIN CORP      COM              66704r100      290    17500 SH       SOLE                    17500
NYSE GROUP INC.                COM              62949W103     2305    23710 SH       SOLE                    23710
OCCIDENTAL PETROLEUM           COM              674599105     2179    44620 SH       SOLE                    44620
PHELPS DODGE                   COM              717265102     2789    23292 SH       SOLE                    23292
PNC BANK CORP.                 COM              693475105      740    10000 SH       SOLE                    10000
PROCTER & GAMBLE CO COM        COM              742718109     3825    59511 SH       SOLE                    59511
QUALCOMM INC COM               COM              747525103     2296    60751 SH       SOLE                    60751
RESEARCH IN MOTION LTD         COM              760975102     2678    20955 SH       SOLE                    20955
SANDISK CORP.                  COM              80004C101      881    20485 SH       SOLE                    20485
SCHLUMBERGER LTD COM           COM              806857108     3299    52225 SH       SOLE                    52225
SEAGATE TECHNOLOGIES           COM              G7945J104     1619    61100 SH       SOLE                    61100
ST JUDE MED INC COM            COM              790849103     1631    44600 SH       SOLE                    44600
STARBUCKS CORP                 COM              855244109     2230    62945 SH       SOLE                    62945
TEXAS INSTRUMENTS              COM              882508104     1871    64960 SH       SOLE                    64960
TOYOTA MOTOR CREDIT CORP.      COM              892331307     2199    16375 SH       SOLE                    16375
UMPQUA HOLDINGS CORP           COM              904214103      294    10005 SH       SOLE                    10005